LEASES - Summary of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Accrued Taxes Payable [Abstract]
Operating cash flows used for operating leases	$ 214	$ 229	$ 261
Right-of-use assets obtained in exchange for new lease liabilities	$ 278	$ 183	$ 251
Weighted-average remaining lease term	7 years 1 month 6 days	6 years 8 months 12 days	6 years 8 months 12 days
Weighted-average discount rate	4.00%	3.50%	3.30%